Loss per share - Summary of Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Issued ordinary shares at January 1	16,948,000,000	15,329,000,000	12,267,000,000
Effect of issuance of shares	257,000,000	872,000,000	1,790,000,000
Weighted average number of ordinary shares outstanding	17,205,242,710	16,201,129,384	14,056,887,174